Nationwide Russell 2000® Risk-Managed Income ETF
Schedule of Investments
November 30, 2023 (Unaudited)
Shares	Security Description		Value
	COMMON STOCKS — 0.0% (a)
	Health Care — 0.0% (a)
192	Scilex Holding Company (b)		$240
	TOTAL COMMON STOCKS (Cost $1,080)		240

	CONTINGENT VALUE RIGHTS — 0.0%
	Health Care — 0.0%
89	Albireo Pharma, Inc. (b)(c)		0
84	CinCor Pharma, Inc. (b)(c)		0
186	Jounce Therapeutics, Inc. (b)(c)		0
29	OmniAb, Inc. - $12.50 VWAP Vesting Shares (b)(c)		0
29	OmniAb, Inc. - $15.00 VWAP Vesting Shares (b)(c)		0
580	Radius Health, Inc. (b)(c)		0
			0
	Materials — 0.0%
174	Resolute Forest Products (b)(c)		0
	TOTAL CONTINGENT VALUE RIGHTS (Cost $470)		0

	EXCHANGE TRADED FUNDS — 100.3% (d) U.S. Small-Cap Equity Funds
168,091	Vanguard Russell 2000 ETF (e)		12,205,087
	TOTAL EXCHANGE-TRADED FUNDS (Cost $13,272,603)		12,205,087

Contracts	Notional Amount
	PURCHASED OPTIONS (f) — 0.0% (a)
67	Russell 2000 Index Put, Expiration 12/15/2023, Exercise Price: $1,600.00	$12,120,434	6,030
	TOTAL PURCHASED OPTIONS (Cost $22,190)		6,030

Shares	SHORT-TERM INVESTMENTS — 0.9%
104,749	Invesco Government & Agency Portfolio – Institutional Class, 5.28% (g)		104,749
1	Northern Funds U.S. Government Money Market Fund - 5.10% (g)		1
	TOTAL SHORT-TERM INVESTMENTS (Cost $104,750)		104,750

	TOTAL INVESTMENTS (Cost $13,401,093) — 101.2%		12,316,107
	Liabilities in Excess of Other Assets — (1.2)%		(146,086)
	NET ASSETS — 100.0%		$12,170,021

Percentages are stated as a percent of net assets.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

(a) Represents less than 0.05% of net assets.
(b) Non-income producing security.
(c) Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(d) The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest.
(e) Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(f) Exchange traded.

(g) Rate shown is the annualized seven-day yield as of November 30, 2023.

Nationwide Russell 2000® Risk-Managed Income ETF
Schedule of Written Options
November 30, 2023 (Unaudited)
Contracts	Security Description	Notional Amount	Value
	WRITTEN OPTIONS (a) - (1.2)%
(67)	Russell 2000 Index Call, Expiration: 12/15/2023, Exercise Price: $1,830.00	$(12,120,434)	$(139,829)
	TOTAL WRITTEN OPTIONS (Premiums Received $113,566)		$(139,829)

	Percentages are stated as a percent of net assets.
	(a) Exchange traded.

Summary of Fair Value Disclosure at November 30, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2023:

Nationwide Russell 2000® Risk-Managed Income ETF
	Level 1	Level 2	Level 3	Total
Assets(a)
Common Stocks	$240	$–	$–	$240
Contingent Value Rights	–	–	0	0
Exchange Traded Funds	12,205,087	–	–	12,205,087
Purchased Options	6,030	–	–	6,030
Short-Term Investments	104,750	–	–	104,750
Total Investments in Securities	$12,316,107	$–	$0	$12,316,107
Liabilities(a)
Written Options	$139,829	$–	$ _	$139,829
Total Investments in Securities	$139,829	$–	$–	$139,829

(a) See Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.

For the period ended November 30, 2023, the Fund did not recognize any transfers to or from Level 3.